================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-4075
                                   ------------


                     RIVERSOURCE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       50606 Ameriprise Financial Center, Minneapolis, Minnesota   55474
--------------------------------------------------------------------------------
                  (Address of principal executive offices)       (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    ----------------

Date of fiscal year end:      10/31
                          --------------
Date of reporting period:     01/31
                          --------------

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE EUROPEAN EQUITY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM (1.1%)
FOOD & STAPLES RETAILING
Colruyt                                                  5,477             $1,380,538
-------------------------------------------------------------------------------------


FINLAND (2.1%)
COMMUNICATIONS EQUIPMENT
Nokia                                                   75,805              2,791,133
-------------------------------------------------------------------------------------


FRANCE (16.7%)
BEVERAGES (1.6%)
Pernod Ricard                                           19,096              2,031,361
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (4.0%)
BNP Paribas                                             34,149              3,387,157
Societe Generale                                        15,355              1,928,649
                                                                      ---------------
Total                                                                       5,315,806
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
Electricite de France                                   14,685              1,531,478
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.0%)
ALSTOM                                                   6,690              1,350,872
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Essilor Intl                                            22,343              1,294,902
-------------------------------------------------------------------------------------


INSURANCE (1.0%)
Euler Hermes                                            12,089              1,276,092
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.3%)
SUEZ                                                    43,304              2,652,358
Veolia Environnement                                    20,057              1,649,661
                                                                      ---------------
Total                                                                       4,302,019
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.6%)
Total                                                   64,742              4,711,503
-------------------------------------------------------------------------------------


GERMANY (8.7%)
AUTO COMPONENTS (0.8%)
ElringKlinger                                            9,505                975,729
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Bayer                                                   27,014              2,229,264
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.5%)
Deutsche Boerse                                         10,914              1,921,010
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.2%)
E.ON                                                    15,781              2,921,031
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Rhon-Klinikum                                           33,097                888,046
-------------------------------------------------------------------------------------


INSURANCE (1.8%)
Allianz                                                 13,063              2,342,517
-------------------------------------------------------------------------------------


GREECE (2.1%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                   36,348              1,026,450
Piraeus Bank                                            51,728              1,662,123
                                                                      ---------------
Total                                                                       2,688,573
-------------------------------------------------------------------------------------


IRELAND (1.1%)
COMMERCIAL BANKS
Bank of Ireland                                         99,315              1,455,788
-------------------------------------------------------------------------------------


ITALY (0.9%)
ENERGY EQUIPMENT & SERVICES
Saipem                                                  34,956              1,213,846
-------------------------------------------------------------------------------------


NETHERLANDS (2.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
Koninklijke (Royal) KPN                                123,845              2,247,523
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
ASML Holding                                            50,816(b)           1,340,833
-------------------------------------------------------------------------------------


PORTUGAL (2.2%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                       344,823              2,829,449
-------------------------------------------------------------------------------------


SPAIN (4.2%)
DIVERSIFIED FINANCIAL SERVICES (0.7%)
Bolsas y Mercados Espanoles                             14,399                887,306
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
Telefonica                                             114,789              3,355,468
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.9%)
Inditex                                                 23,038              1,157,309
-------------------------------------------------------------------------------------


SWEDEN (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
TeliaSonera                                            154,000              1,368,785
-------------------------------------------------------------------------------------


SWITZERLAND (15.4%)
CAPITAL MARKETS (2.2%)
Credit Suisse Group                                     28,730              1,635,813
Julius Baer Holding                                     16,745              1,176,242
                                                                      ---------------
Total                                                                       2,812,055
-------------------------------------------------------------------------------------


CHEMICALS (1.5%)
Syngenta                                                 7,210              1,901,403
-------------------------------------------------------------------------------------


FOOD PRODUCTS (4.1%)
Nestle                                                  12,133              5,431,886
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.1%)
Lonza Group                                             10,843              1,391,587
-------------------------------------------------------------------------------------


METALS & MINING (3.2%)
Xstrata                                                 53,892              4,149,204
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.3%)
Roche Holding                                           23,813              4,323,756
-------------------------------------------------------------------------------------


UNITED KINGDOM (38.9%)
AEROSPACE & DEFENSE (1.2%)
BAE Systems                                            174,205              1,622,796
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Johnson Matthey                                         43,262              1,610,472
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.2%)
Lloyds TSB Group                                       225,408              1,968,517
Standard Chartered                                     144,595              4,848,640
                                                                      ---------------
Total                                                                       6,817,157
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (6.4%)
Tesco                                                  625,972              5,232,714
Wm Morrison Supermarkets                               502,768              3,024,960
                                                                      ---------------
Total                                                                       8,257,674
-------------------------------------------------------------------------------------


INSURANCE (5.8%)
Admiral Group                                           67,775              1,335,460
Friends Provident                                      431,067              1,199,186
Prudential                                             222,558              2,853,054
Royal & SunAlliance Insurance Group                    769,070              2,086,112
                                                                      ---------------
Total                                                                       7,473,812
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)


METALS & MINING (3.1%)
Lonmin                                                  20,801             $1,210,794
Rio Tinto                                               27,721              2,775,411
                                                                      ---------------
Total                                                                       3,986,205
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.0%)
Marks & Spencer Group                                  144,860              1,295,298
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.5%)
BG Group                                               317,795              7,011,077
Tullow Oil                                             133,514              1,599,750
                                                                      ---------------
Total                                                                       8,610,827
-------------------------------------------------------------------------------------


TOBACCO (3.9%)
British American Tobacco                                55,174              1,976,427
Imperial Tobacco Group                                  63,145              3,088,665
                                                                      ---------------
Total                                                                       5,065,092
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (4.6%)
Vodafone Group                                       1,693,766              5,925,089
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $118,691,530)                                                     $126,482,494
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     1,289,585(d)          $1,289,585
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,289,585)                                                         $1,289,585
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $119,981,115)(e)                                                  $127,772,079
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $119,981,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $12,262,000
Unrealized depreciation                                                      (4,471,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $7,791,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.4%)
BIOTECHNOLOGY (0.5%)
CSL                                                    103,192             $3,230,440
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.5%)
Macquarie Group                                         53,304(e)           3,105,119
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
Boart Longyear Group                                 1,359,928(b)           2,433,374
-------------------------------------------------------------------------------------


INSURANCE (0.7%)
QBE Insurance Group                                    163,377              4,146,407
-------------------------------------------------------------------------------------


METALS & MINING (2.3%)
BHP Billiton                                           168,816              5,660,352
Newcrest Mining                                        125,212              3,963,679
Rio Tinto                                               39,165(e)           4,418,219
                                                                      ---------------
Total                                                                      14,042,250
-------------------------------------------------------------------------------------


BELGIUM (2.0%)
BEVERAGES (0.9%)
InBev                                                   67,514              5,571,348
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.1%)
Colruyt                                                 26,621              6,710,114
-------------------------------------------------------------------------------------


BRAZIL (2.1%)
HOUSEHOLD DURABLES (0.5%)
Cyrela Brazil Realty                                   239,100              3,118,104
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.6%)
Petroleo Brasileiro ADR                                 85,941              9,551,483
-------------------------------------------------------------------------------------


CANADA (1.7%)
OIL, GAS & CONSUMABLE FUELS (1.1%)
Canadian Natural Resources                              34,000              2,173,576
Suncor Energy                                           50,000              4,699,323
                                                                      ---------------
Total                                                                       6,872,899
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Canadian Pacific Railway                                52,000              3,470,809
-------------------------------------------------------------------------------------


CHINA (0.9%)
COMMERCIAL BANKS
China Merchants Bank Series H                        1,495,500              5,272,610
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
EGYPT (1.1%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds GDR                           33,790(d)           6,929,977
-------------------------------------------------------------------------------------


FINLAND (1.5%)
COMMUNICATIONS EQUIPMENT
Nokia                                                  254,166              9,358,367
-------------------------------------------------------------------------------------


FRANCE (11.0%)
BEVERAGES (1.2%)
Pernod Ricard                                           71,952              7,653,985
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.3%)
BNP Paribas                                             95,437              9,466,165
Societe Generale                                        36,153              4,540,962
                                                                      ---------------
Total                                                                      14,007,127
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
Electricite de France                                   36,518              3,808,411
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
ALSTOM                                                  22,784              4,600,639
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Essilor Intl                                           110,230              6,388,444
-------------------------------------------------------------------------------------


INSURANCE (1.0%)
Euler Hermes                                            55,979              5,909,038
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.7%)
SUEZ                                                   117,062              7,170,015
Veolia Environnement                                    37,896              3,116,895
                                                                      ---------------
Total                                                                      10,286,910
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.5%)
Total                                                  204,751             14,900,451
-------------------------------------------------------------------------------------


GERMANY (4.5%)
AUTO COMPONENTS (0.7%)
Continental                                             40,435              4,234,953
-------------------------------------------------------------------------------------


CHEMICALS (1.0%)
Bayer                                                   72,056              5,946,246
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.4%)
Wincor Nixdorf                                          31,848              2,490,415
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.8%)
E.ON                                                    59,493             11,012,033
-------------------------------------------------------------------------------------


INSURANCE (0.6%)
Allianz                                                 20,673              3,707,178
-------------------------------------------------------------------------------------


GREECE (1.7%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                  193,327              5,459,463
Piraeus Bank                                           156,511              5,029,008
                                                                      ---------------
Total                                                                      10,488,471
-------------------------------------------------------------------------------------


HONG KONG (4.7%)
DISTRIBUTORS (0.7%)
Li & Fung                                            1,093,600              4,117,937
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.9%)
Hong Kong Exchanges and Clearing                       277,500              5,786,663
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
China Overseas Land & Investment                     3,962,000              6,790,737
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.8%)
Esprit Holdings                                        390,000              5,079,182
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.2%)
China Mobile                                           492,000              7,253,701
-------------------------------------------------------------------------------------


IRELAND (1.1%)
COMMERCIAL BANKS (0.6%)
Bank of Ireland                                        232,930              3,414,356
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.5%)
CRH                                                     82,751              3,138,303
-------------------------------------------------------------------------------------


ITALY (0.8%)
ENERGY EQUIPMENT & SERVICES
Saipem                                                 144,304              5,010,951
-------------------------------------------------------------------------------------


JAPAN (16.8%)
AUTO COMPONENTS (0.2%)
Keihin                                                  71,900              1,078,146
-------------------------------------------------------------------------------------


AUTOMOBILES (1.2%)
Honda Motor                                             62,400              1,929,550
Toyota Motor                                           104,500              5,657,475
                                                                      ---------------
Total                                                                       7,587,025
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


BEVERAGES (0.3%)
Asahi Breweries                                        103,500             $1,828,764
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.4%)
Asahi Glass                                            189,000              2,377,573
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.5%)
Daiwa Securities Group                                 168,000              1,505,454
Nomura Holdings                                        104,600              1,528,714
                                                                      ---------------
Total                                                                       3,034,168
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Kansai Paint                                           186,000              1,234,580
Shin-Etsu Chemical                                      61,000              3,226,262
                                                                      ---------------
Total                                                                       4,460,842
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.0%)
Fukuoka Financial Group                                202,000              1,237,030
Mitsubishi UFJ Financial Group                         468,800              4,646,276
Mizuho Financial Group                                     577              2,708,853
Sumitomo Mitsui Financial Group                            387              3,105,786
                                                                      ---------------
Total                                                                      11,697,945
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                                263,000              1,466,923
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
ORIX                                                     7,130              1,231,201
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Hoya                                                    40,300              1,095,531
Ibiden                                                  25,100              1,593,456
Murata Mfg                                              44,200              2,205,897
Nippon Electric Glass                                  103,000              1,538,695
                                                                      ---------------
Total                                                                       6,433,579
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.4%)
Seven & I Holdings                                      32,000                792,854
Sundrug                                                 65,500              1,667,234
                                                                      ---------------
Total                                                                       2,460,088
-------------------------------------------------------------------------------------


GAS UTILITIES (0.5%)
Tokyo Gas                                              647,000              3,039,288
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.3%)
Accordia Golf                                              670(b)             643,828
Pacific Golf Group Intl Holdings                         1,134(b,e)           951,526
                                                                      ---------------
Total                                                                       1,595,354
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.6%)
Daito Trust Construction                                45,400              2,466,245
GOLDCREST                                               39,620              1,137,687
Matsushita Electric Industrial                          48,000              1,023,562
Sekisui Chemical                                       299,000              1,964,629
Sharp                                                  128,000              2,229,471
Sony                                                    14,700                694,408
                                                                      ---------------
Total                                                                       9,516,002
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
T&D Holdings                                            51,850              2,780,076
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                                  1,866(e)           1,120,731
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
NAMCO BANDAI Holdings                                   69,900                981,442
-------------------------------------------------------------------------------------


MACHINERY (0.6%)
AMADA                                                  251,000              2,175,587
Komatsu                                                 64,100              1,562,637
                                                                      ---------------
Total                                                                       3,738,224
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
JFE Holdings                                            59,100              2,756,870
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.6%)
Canon                                                   91,500              3,878,781
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.5%)
INPEX Holdings                                             148              1,412,263
Nippon Mining Holdings                                 263,000              1,558,683
                                                                      ---------------
Total                                                                       2,970,946
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Daiichi Sankyo                                          26,500                795,331
Ono Pharmaceutical                                      36,500              1,800,347
Takeda Pharmaceutical                                   56,800              3,468,251
                                                                      ---------------
Total                                                                       6,063,929
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Mitsui Fudosan                                         122,000              2,829,967
Sumitomo Real Estate Sales                              22,560              1,051,909
                                                                      ---------------
Total                                                                       3,881,876
-------------------------------------------------------------------------------------


ROAD & RAIL (0.5%)
East Japan Railway                                         353              2,937,466
-------------------------------------------------------------------------------------


SOFTWARE (0.3%)
Nintendo                                                 4,000              2,022,637
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.4%)
Yamada Denki                                            23,970              2,567,277
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.7%)
Mitsui & Co                                            152,000              3,096,373
Sumitomo                                                95,000              1,327,489
                                                                      ---------------
Total                                                                       4,423,862
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                   167,000              2,030,611
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
KDDI                                                       494              3,375,511
-------------------------------------------------------------------------------------


LUXEMBOURG (0.6%)
METALS & MINING
ArcelorMittal                                           55,968              3,665,881
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
FOOD PRODUCTS
IOI                                                    513,500              1,140,970
-------------------------------------------------------------------------------------


MEXICO (0.7%)
WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                              70,115              4,200,590
-------------------------------------------------------------------------------------


NETHERLANDS (1.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Koninklijke (Royal) KPN                                317,537              5,762,621
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
ASML Holding                                           203,742(b)           5,375,943
-------------------------------------------------------------------------------------


PORTUGAL (1.2%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                       931,531              7,643,687
-------------------------------------------------------------------------------------


RUSSIA (0.6%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                             73,793              3,545,754
-------------------------------------------------------------------------------------


SINGAPORE (1.5%)
COMMERCIAL BANKS (0.4%)
DBS Group Holdings                                     195,000              2,433,195
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Keppel                                                 527,000              4,289,113
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                      303,400              2,447,662
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.3%)
METALS & MINING
First Uranium                                          200,000(b)           1,957,388
-------------------------------------------------------------------------------------


SOUTH KOREA (0.7%)
COMMERCIAL BANKS
Shinhan Financial Group                                 75,570              4,049,539
-------------------------------------------------------------------------------------


SPAIN (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Telefonica                                             291,723              8,527,533
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Inditex                                                 42,452              2,132,568
-------------------------------------------------------------------------------------


SWEDEN (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES
TeliaSonera                                            491,000              4,364,114
-------------------------------------------------------------------------------------


SWITZERLAND (8.7%)
CAPITAL MARKETS (1.0%)
Credit Suisse Group                                    104,407              5,944,669
-------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Syngenta                                                24,476              6,454,749
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.8%)
Nestle                                                  39,222             17,559,500
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.9%)
Lonza Group                                             41,497              5,325,709
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Xstrata                                                106,334              8,186,770
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.6%)
Roche Holding                                           55,405             10,059,955
-------------------------------------------------------------------------------------


TAIWAN (0.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Hon Hai Precision Industry                             336,000              1,804,181
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
Taiwan Semiconductor Mfg                                     1                      2
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


UNITED KINGDOM (25.6%)
AEROSPACE & DEFENSE (0.9%)
BAE Systems                                            561,242             $5,228,215
-------------------------------------------------------------------------------------


CHEMICALS (0.8%)
Johnson Matthey                                        125,733              4,680,538
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.0%)
Lloyds TSB Group                                       661,913              5,780,572
Standard Chartered                                     378,430             12,689,727
                                                                      ---------------
Total                                                                      18,470,299
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.8%)
Serco Group                                            580,612              4,861,854
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (4.4%)
Tesco                                                2,221,258             18,568,259
Wm Morrison Supermarkets                             1,390,362              8,365,269
                                                                      ---------------
Total                                                                      26,933,528
-------------------------------------------------------------------------------------


INSURANCE (4.2%)
Admiral Group                                          208,477              4,107,897
Aviva                                                  411,148              5,157,907
Friends Provident                                    1,076,308              2,994,183
Prudential                                             560,495              7,185,191
Royal & SunAlliance Insurance Group                  2,425,510              6,579,227
                                                                      ---------------
Total                                                                      26,024,405
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Lonmin                                                  64,535              3,756,482
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.4%)
Marks & Spencer Group                                  305,281              2,729,738
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.4%)
BG Group                                               987,152             21,778,184
Tullow Oil                                             414,519              4,966,722
                                                                      ---------------
Total                                                                      26,744,906
-------------------------------------------------------------------------------------


TOBACCO (2.9%)
British American Tobacco                               219,051              7,846,783
Imperial Tobacco Group                                 202,204              9,890,573
                                                                      ---------------
Total                                                                      17,737,356
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (3.2%)
Vodafone Group                                       5,680,855             19,872,621
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $541,719,756)                                                     $607,088,604
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)


HONG KONG

REAL ESTATE MANAGEMENT & DEVELOPMENT
China Overseas Land & Investment Warrants              376,000(b,g)          $115,249
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $115,249
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.2%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     19,467,165(h)        $19,467,165
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,467,165)                                                       $19,467,165
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $561,186,921)(i)                                                  $626,671,018
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $6,929,977 or 1.1% of net assets.
(e)  At Jan. 31, 2008, security was partially or fully on loan.
(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.5% of net assets. The Fund's cash equivalent position is 0.7% of net assets.
(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES         COST
----------------------------------------------------------
China Overseas Land & Investment
Warrants                               08-14-07        $--


(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(i) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $561,187,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $93,386,000
Unrealized depreciation                                                     (27,902,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $65,484,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND

                                AT JAN. 31, 2008



JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (95.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (7.6%)
AIR FREIGHT & LOGISTICS (0.2%)
Toll Holdings                                           128,376            $1,285,808
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Qantas Airways                                          229,048               972,193
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Coca-Cola Amatil                                         97,476               827,241
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
CSL                                                     119,077             3,727,722
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.7%)
Commonwealth Bank of Australia                           57,878             2,606,401
Westpac Banking                                          84,578             1,972,496
                                                                      ---------------
Total                                                                       4,578,897
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Leighton Holdings                                        20,434               919,581
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Australian Stock Exchange                                34,372             1,490,411
Babcock & Brown                                          14,685               246,319
                                                                      ---------------
Total                                                                       1,736,730
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telstra                                                 322,866             1,270,218
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.1%)
WorleyParsons                                            26,619               946,006
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.4%)
Woolworths                                              102,446             2,669,943
-------------------------------------------------------------------------------------


METALS & MINING (3.0%)
BHP Billiton                                            371,128            12,443,816
BlueScope Steel                                         114,191             1,058,442
Newcrest Mining                                          19,373               613,267
OneSteel                                                144,657               873,738
Rio Tinto                                                24,230             2,733,395
Zinifex                                                 136,378             1,291,060
                                                                      ---------------
Total                                                                      19,013,718
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Harvey Norman Holdings                                  123,112               624,085
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (0.3%)
Santos                                                   41,273               452,742
Woodside Petroleum                                       32,687             1,381,255
                                                                      ---------------
Total                                                                       1,833,997
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
CFS Retail Property Trust                               400,622               767,321
DB RREEF Trust                                          805,050             1,166,307
Macquarie Office Trust                                  430,804               444,292
Stockland                                               227,301             1,499,830
Westfield Group                                         143,447             2,411,272
                                                                      ---------------
Total                                                                       6,289,022
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.3%)
Macquarie Airports                                      271,163               955,877
Macquarie Infrastructure Group                          266,652               734,661
                                                                      ---------------
Total                                                                       1,690,538
-------------------------------------------------------------------------------------


AUSTRIA (0.5%)
METALS & MINING (0.2%)
voestalpine                                              16,201               998,973
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
OMV                                                      27,943             2,015,377
-------------------------------------------------------------------------------------


BELGIUM (1.6%)
BEVERAGES (0.1%)
InBev                                                     8,194               676,180
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Umicore                                                   6,901             1,576,429
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.6%)
Dexia                                                    83,981             2,038,832
KBC Groep                                                15,441             1,971,190
                                                                      ---------------
Total                                                                       4,010,022
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Fortis                                                  105,401             2,357,340
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Belgacom                                                 35,136             1,718,135
-------------------------------------------------------------------------------------


BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                                15,850               678,788
-------------------------------------------------------------------------------------


DENMARK (1.9%)
BEVERAGES (0.2%)
Carlsberg Series B                                       10,925             1,152,446
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Novozymes Series B                                        6,700               521,643
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
Danske Bank                                              20,700               743,854
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
FLSmidth & Co                                             8,650               772,912
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Vestas Wind Systems                                      35,950(b)          3,491,850
-------------------------------------------------------------------------------------


MARINE (0.3%)
AP Moller-Maersk Series B                                   214             2,119,914
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
Novo Nordisk Series B                                    56,000             3,533,206
-------------------------------------------------------------------------------------


FINLAND (4.9%)
AUTO COMPONENTS (0.1%)
Nokian Renkaat                                           20,005               681,836
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.5%)
Nokia                                                   606,236            22,321,550
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Fortum                                                   45,850             1,858,625
-------------------------------------------------------------------------------------


INSURANCE (0.1%)
Sampo Series A                                           35,841               942,413
-------------------------------------------------------------------------------------


MACHINERY (0.2%)
Metso                                                    11,257               529,535
Wartsila Series B                                         7,562               486,383
                                                                      ---------------
Total                                                                       1,015,918
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Outokumpu                                                20,411               647,180
Rautaruukki                                              11,971               495,761
                                                                      ---------------
Total                                                                       1,142,941
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.1%)
Neste Oil                                                18,714               600,872
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FINLAND (CONT.)


PAPER & FOREST PRODUCTS (0.4%)
Stora Enso Series R                                     157,501            $2,189,694
UPM-Kymmene                                              18,073               342,623
                                                                      ---------------
Total                                                                       2,532,317
-------------------------------------------------------------------------------------


FRANCE (7.2%)
AIRLINES (0.2%)
Air France-KLM                                           34,681               967,461
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.5%)
Michelin Series B                                        33,522             3,234,904
-------------------------------------------------------------------------------------


AUTOMOBILES (1.2%)
Peugeot                                                  44,248             3,275,315
Renault                                                  37,681             4,300,489
                                                                      ---------------
Total                                                                       7,575,804
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                                25,369             1,985,051
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.5%)
BNP Paribas                                              92,345             9,159,478
Credit Agricole                                         157,825             4,856,472
Societe Generale                                         20,221             2,539,839
                                                                      ---------------
Total                                                                      16,555,789
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
VINCI                                                    23,285             1,591,798
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
France Telecom                                          100,456             3,542,631
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (--%)
Electricite de France                                     2,719               283,561
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ALSTOM                                                   18,829             3,802,029
Schneider Electric                                        8,968             1,037,281
                                                                      ---------------
Total                                                                       4,839,310
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Casino Guichard Perrachon                                 7,579               838,386
-------------------------------------------------------------------------------------


INSURANCE (0.2%)
CNP Assurances                                            7,727               944,835
SCOR                                                     18,527               384,807
                                                                      ---------------
Total                                                                       1,329,642
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
SUEZ                                                     24,578             1,505,396
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Bouygues                                                 20,621             1,589,758
-------------------------------------------------------------------------------------


GERMANY (12.7%)
AUTOMOBILES (4.9%)
Daimler                                                 208,524            16,342,834
Volkswagen                                               75,309            13,889,154
                                                                      ---------------
Total                                                                      30,231,988
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.3%)
Deutsche Bank                                            18,683             2,112,269
-------------------------------------------------------------------------------------


CHEMICALS (2.2%)
BASF                                                     64,946             8,491,033
Bayer                                                    60,539             4,995,833
                                                                      ---------------
Total                                                                      13,486,866
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.5%)
Deutsche Boerse                                          17,293             3,043,800
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
Deutsche Telekom                                        618,297            12,682,619
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
E.ON                                                     21,134             3,911,860
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
SolarWorld                                               28,954             1,294,513
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
Metro                                                    10,562               868,103
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
TUI                                                      40,697(b)            884,342
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (--%)
Henkel                                                    5,803               265,082
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                                                  34,266             4,435,588
-------------------------------------------------------------------------------------


MACHINERY (0.3%)
MAN                                                      13,557             1,681,680
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Salzgitter                                                8,108             1,284,662
ThyssenKrupp                                             28,920             1,418,555
                                                                      ---------------
Total                                                                       2,703,217
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
RWE                                                      10,786             1,331,183
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.1%)
Merck                                                     5,764               713,804
-------------------------------------------------------------------------------------


GREECE (0.4%)
BEVERAGES (0.3%)
Coca-Cola Hellenic Bottling                              46,963             1,982,595
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Public Power                                              8,737               409,686
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (--%)
Hellenic Petroleum                                       17,458               263,479
-------------------------------------------------------------------------------------


HONG KONG (3.0%)
DISTRIBUTORS (0.2%)
Li & Fung                                               320,000             1,204,956
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges and Clearing                        111,500             2,325,091
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
CLP Holdings                                            215,000             1,710,391
HongKong Electric Holdings                              282,000             1,609,207
                                                                      ---------------
Total                                                                       3,319,598
-------------------------------------------------------------------------------------


MARINE (0.1%)
Orient Overseas Intl                                     59,500               362,568
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
Cheung Kong Holdings                                    141,000             2,286,287
Hang Lung Properties                                    526,000             2,082,432
Henderson Land Development                               39,000               336,840
Kerry Properties                                        177,500             1,196,591
New World Development                                   150,000               459,309
Sun Hung Kai Properties                                 104,000             2,063,773
Swire Pacific Series A                                   42,000               570,364
Wharf Holdings                                           72,000               387,829
                                                                      ---------------
Total                                                                       9,383,425
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
MTR                                                     116,000               448,098
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Esprit Holdings                                         153,400             1,997,811
-------------------------------------------------------------------------------------


IRELAND (0.6%)
COMMERCIAL BANKS (0.4%)
Allied Irish Banks                                       34,729               773,515
Bank of Ireland                                         108,216             1,586,262
                                                                      ---------------
Total                                                                       2,359,777
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
CRH                                                       8,917               338,174
-------------------------------------------------------------------------------------


INSURANCE (--%)
Irish Life & Permanent                                   18,624               298,465
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.1%)
Elan                                                     36,976(b)            940,610
-------------------------------------------------------------------------------------


ITALY (3.7%)
COMMERCIAL BANKS (0.5%)
Banco Popolare Scarl                                     64,789(b)          1,305,624
Intesa Sanpaolo                                          56,660               387,394
Unione di Banche Italiane                                48,443             1,211,247
                                                                      ---------------
Total                                                                       2,904,265
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Telecom Italia                                        2,302,263             5,697,199
-------------------------------------------------------------------------------------


INSURANCE (--%)
Unipol Gruppo Finanziario                               111,996               295,204
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.3%)
Eni                                                     451,934            14,611,163
-------------------------------------------------------------------------------------


JAPAN (10.4%)
AUTO COMPONENTS (0.3%)
Aisin Seiki                                              22,700               909,249
Bridgestone                                              55,200               937,403
                                                                      ---------------
Total                                                                       1,846,652
-------------------------------------------------------------------------------------


AUTOMOBILES (1.7%)
Honda Motor                                             375,500            11,611,314
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Daikin Inds                                              11,600               525,187
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Mitsui Chemicals                                        123,000               823,071
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)


COMMERCIAL BANKS (1.0%)
Chuo Mitsui Trust Holdings                              125,000              $871,252
Mizuho Financial Group                                      494             2,319,191
Resona Holdings                                             889             1,431,480
Shinsei Bank                                            386,000             1,791,275
                                                                      ---------------
Total                                                                       6,413,198
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.3%)
Dai Nippon Printing                                     120,000             1,755,707
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
Mitsumi Electric                                         18,500               519,842
NEC                                                     164,000               672,395
Seiko Epson                                              24,300               594,173
                                                                      ---------------
Total                                                                       1,786,410
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
Promise                                                  14,850               487,238
Takefuji                                                 17,310               497,420
                                                                      ---------------
Total                                                                         984,658
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Toyo Seikan Kaisha                                       32,300               589,940
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Alps Electric                                            48,500               557,519
FUJIFILM Holdings                                        34,800             1,351,077
Hitachi                                                 756,000             5,663,871
                                                                      ---------------
Total                                                                       7,572,467
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Nikon                                                    46,000             1,278,977
Sega Sammy Holdings                                      41,500               487,336
                                                                      ---------------
Total                                                                       1,766,313
-------------------------------------------------------------------------------------


MACHINERY (0.9%)
Japan Steel Works                                        63,000               937,099
Komatsu                                                 108,300             2,640,150
Kurita Water Inds                                        11,200               362,809
Mitsui Engineering & Shipbuilding                        92,000               308,023
NGK Insulators                                           46,000             1,194,798
                                                                      ---------------
Total                                                                       5,442,879
-------------------------------------------------------------------------------------


MARINE (0.7%)
Kawasaki Kisen Kaisha                                   114,000             1,112,691
Mitsui OSK Lines                                        168,000             2,062,287
Nippon Yusen Kabushiki Kaisha                           148,000             1,211,984
                                                                      ---------------
Total                                                                       4,386,962
-------------------------------------------------------------------------------------


METALS & MINING (0.3%)
JFE Holdings                                             30,200             1,408,756
Mitsubishi Materials                                     72,000               298,056
                                                                      ---------------
Total                                                                       1,706,812
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.3%)
Nippon Mining Holdings                                  101,500               601,545
Nippon Oil                                              192,000             1,302,401
                                                                      ---------------
Total                                                                       1,903,946
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Nippon Paper Group                                          228               538,658
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Nippon Express                                          133,000               714,514
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
SUMCO                                                    38,300               848,751
-------------------------------------------------------------------------------------


SOFTWARE (1.5%)
Nintendo                                                 19,200             9,708,660
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Mitsubishi                                               95,100             2,519,955
Mitsui & Co                                              87,000             1,772,267
Sojitz                                                  191,400               663,070
                                                                      ---------------
Total                                                                       4,955,292
-------------------------------------------------------------------------------------


LUXEMBOURG (2.2%)
METALS & MINING
ArcelorMittal                                           211,621            14,042,788
-------------------------------------------------------------------------------------


NETHERLANDS (6.9%)
DIVERSIFIED FINANCIAL SERVICES (1.2%)
ING Groep                                               223,525             7,282,389
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.1%)
Fugro                                                     9,335               639,795
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.5%)
Unilever                                                 98,587             3,214,707
-------------------------------------------------------------------------------------


INSURANCE (0.7%)
Aegon                                                   312,892             4,674,148
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Reed Elsevier                                            35,189               643,729
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.2%)
Royal Dutch Shell Series A                              503,112            18,036,776
Royal Dutch Shell Series B                              242,390             8,423,070
                                                                      ---------------
Total                                                                      26,459,846
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Corio                                                     6,586               543,858
-------------------------------------------------------------------------------------


NEW ZEALAND (0.2%)
CONSTRUCTION MATERIALS (0.1%)
Fletcher Building                                        61,784               494,143
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telecom Corporation of New Zealand                      300,833               950,253
-------------------------------------------------------------------------------------


NORWAY (1.6%)
CHEMICALS (0.2%)
Yara Intl                                                29,150             1,417,685
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
DNB NOR                                                 154,100             2,014,449
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Orkla                                                   162,400             2,150,316
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Norsk Hydro                                             117,250             1,405,111
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.6%)
StatoilHydro                                            115,927             3,052,973
-------------------------------------------------------------------------------------


SINGAPORE (1.3%)
AIRLINES (0.1%)
Singapore Airlines                                       80,000               881,316
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Singapore Exchange                                      178,000             1,236,994
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
SingTel                                                 775,000             2,018,885
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                                  229,000             1,863,770
SembCorp Inds                                           282,000               924,583
                                                                      ---------------
Total                                                                       2,788,353
-------------------------------------------------------------------------------------


MARINE (0.1%)
Neptune Orient Lines                                    262,000               608,257
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
City Developments                                        58,000               467,912
-------------------------------------------------------------------------------------


SPAIN (3.1%)
COMMERCIAL BANKS (0.7%)
Banco Santander                                         258,332             4,543,149
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (--%)
Acciona                                                   1,033               263,254
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Telefonica                                              286,956             8,388,185
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
Gas Natural SDG                                          29,516             1,629,211
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.8%)
Repsol YPF                                              159,438             5,098,806
-------------------------------------------------------------------------------------


SWEDEN (2.8%)
COMMERCIAL BANKS (0.4%)
Nordea Bank                                             109,900             1,500,353
Svenska Handelsbanken Series A                           43,300             1,221,526
                                                                      ---------------
Total                                                                       2,721,879
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Investor AB Cl B                                         17,200               344,896
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
TELE2 Series B                                           47,800               980,142
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.2%)
Electrolux Series B                                      68,600             1,079,192
-------------------------------------------------------------------------------------


MACHINERY (1.0%)
Alfa Laval                                               12,900               696,402
Sandvik                                                 140,600             2,038,327
Scania Series B                                          46,600               966,960
SKF Group Series B                                       49,400               890,837
Volvo Series A                                           69,200               931,605
Volvo Series B                                           65,000               879,960
                                                                      ---------------
Total                                                                       6,404,091
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
SSAB Svenskt Stal Series A                               30,400               805,883
SSAB Svenskt Stal Series B                               23,300               562,773
                                                                      ---------------
Total                                                                       1,368,656
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SWEDEN (CONT.)


PAPER & FOREST PRODUCTS (0.4%)
Svenska Cellulosa Series B                              160,000            $2,571,789
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
Hennes & Mauritz Series B                                39,925             2,164,539
-------------------------------------------------------------------------------------


SWITZERLAND (2.8%)
CHEMICALS (0.2%)
Ciba Specialty Chemicals                                 13,429               546,062
Syngenta                                                  2,527               666,414
                                                                      ---------------
Total                                                                       1,212,476
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Swisscom                                                  2,461               982,416
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.2%)
ABB                                                     323,885             8,100,828
-------------------------------------------------------------------------------------


INSURANCE (0.3%)
Zurich Financial Services                                 6,911             1,978,837
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Xstrata                                                  56,757             4,369,783
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Swatch Group                                              5,035             1,359,385
-------------------------------------------------------------------------------------


UNITED KINGDOM (16.4%)
AUTO COMPONENTS (0.1%)
GKN                                                      79,418               420,701
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
3i Group                                                 51,444               963,491
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (5.1%)
Barclays                                              1,014,088             9,572,397
HBOS                                                    452,943             6,311,177
Lloyds TSB Group                                        395,984             3,458,180
Royal Bank of Scotland Group                          1,724,732            13,296,473
                                                                      ---------------
Total                                                                      32,638,227
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
Capita Group                                             79,262             1,038,977
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
AMEC                                                     88,796             1,221,962
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
BT Group                                                530,084             2,754,193
Cable & Wireless                                        267,324               853,580
                                                                      ---------------
Total                                                                       3,607,773
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
British Energy Group                                     96,733             1,005,926
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.2%)
J Sainsbury                                             174,037             1,385,009
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.0%)
Unilever                                                199,377             6,572,070
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Carnival                                                 12,693               552,498
Compass Group                                           168,974             1,071,482
Ladbrokes                                               104,999               628,387
                                                                      ---------------
Total                                                                       2,252,367
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.3%)
Barratt Developments                                     44,776               378,303
Persimmon                                                31,696               489,554
Taylor Wimpey                                           318,509             1,151,609
                                                                      ---------------
Total                                                                       2,019,466
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Intl Power                                              105,820               844,821
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Tomkins                                                 163,292               570,011
-------------------------------------------------------------------------------------


INSURANCE (0.9%)
Aviva                                                   204,709             2,568,102
Old Mutual                                            1,146,834             2,861,018
                                                                      ---------------
Total                                                                       5,429,120
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
Invensys                                                108,644(b)            492,655
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Reed Elsevier                                           103,452             1,249,536
Reuters Group                                            52,250               630,967
                                                                      ---------------
Total                                                                       1,880,503
-------------------------------------------------------------------------------------


METALS & MINING (2.0%)
BHP Billiton                                            308,584             9,331,212
Rio Tinto                                                35,652             3,569,459
                                                                      ---------------
Total                                                                      12,900,671
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
United Utilities                                         92,570             1,319,062
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.9%)
BG Group                                                139,266             3,072,435
BP                                                      851,049             9,070,254
                                                                      ---------------
Total                                                                      12,142,689
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Liberty Intl                                             23,808               509,327
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Stagecoach Group                                         68,865               332,110
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.3%)
DSG Intl                                                324,640               493,901
Kingfisher                                              510,976             1,492,960
                                                                      ---------------
Total                                                                       1,986,861
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Wolseley                                                 46,556               645,082
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Vodafone Group                                        3,105,987            10,865,285
-------------------------------------------------------------------------------------


UNITED STATES (4.0%)
DIVERSIFIED FINANCIAL SERVICES
iShares MSCI Emerging Markets Index Fund                166,150(d)         22,637,937
Vanguard Emerging Markets Index Fund                     26,360             2,501,300
                                                                      ---------------
Total                                                                      25,139,237
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $645,140,384)                                                     $607,092,024
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
GERMANY
ELECTRIC
RWE                                                       3,463              $358,833
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $418,061)                                                             $358,833
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     20,930,501(e)        $20,930,501
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $20,930,501)                                                       $20,930,501
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $666,488,946)(f)                                                  $628,381,358
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50, March 2008                                              203
Financial Times Stock Exchange 100 Index, March 2008                              48
Nikkei 225, March 2008                                                            76


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $666,489,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $23,378,000
Unrealized depreciation                                                      (61,486,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(38,108,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource International Series, Inc.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By       /s/ Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     March 27, 2008





By       /s/ Jeffrey P. Fox
         ------------------
         Jeffrey P. Fox
         Treasurer and Principal Financial Officer

Date     March 27, 2008